Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 25, 2022	Feb. 26, 2021
Related Party Transactions (Details) [Line Items]
Total revenues				$ 58,047,000		$ 19,970,000
Compensation and employee benefits				63,172,000		13,560,000
Interest and dividend income (expense)				(3,261,000)		(74,000)
TRA liability				13,300,000	$ 13,300,000		$ 0
Earn-out liability, at fair value				120,967,000	120,967,000		$ 0
Gain (loss) on earn-out liability				29,206,000	29,200,000	0
ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Price per share (in Dollars per share)		$ 0.003
Business combination, description							The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any30-tradingday period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Working capital loan							$ 1,500,000
Warrant price per share (in Dollars per share)							$ 1
Office space monthly rent							$ 10,000
Service fee expense							120,000	$ 100,000
Debt discount							$ 32,145	0
Other Fees Income [Member]
Related Party Transactions (Details) [Line Items]
Total revenues				970,000		0
Management Advisory Fees [Member]
Related Party Transactions (Details) [Line Items]
Total revenues				46,470,000		19,970,000
Promissory Notes
Related Party Transactions (Details) [Line Items]
Interest rate (in percent)							3.25%
TWMH | Promissory Notes
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount							$ 1,500,000
Interest rate (in percent)							3.25%
Debt, including debt forgiveness portion							$ 1,100,000
Initial period to determine if principal and accrued interest will be forgiven							5 years
Debt forgiveness, percentage of principal and accrued interest							(20.00%)
Due date, upon termination of employment (in days)							30 days
Debt instrument, face amount without debt forgiveness provision							$ 400,000
Forgiveness of debt				66,000		83,000
Related Party Receivables				900,000	900,000	$ 1,200,000
TIG GP And TIG MGMT
Related Party Transactions (Details) [Line Items]
Related Party Receivables				$ 1,800,000	$ 1,800,000
TMWH, TIG GP, and TIG MGMT
Related Party Transactions (Details) [Line Items]
TRA, payment, percentage of tax benefit received				85.00%	85.00%
TRA, administering costs and expenses, percentage of obligation by company				15.00%	15.00%
TRA, administering costs and expenses, percentage of obligation by affiliated entity				85.00%	85.00%
Unsecured Promissory Note [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount									$ 500,000
Working Capital Note [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties							$ 490,814	$ 0
Sponsor [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)	75,000	7,187,500
Equity Method Investee [Member]
Related Party Transactions (Details) [Line Items]
Compensation and employee benefits				$ 800,000
Interest and dividend income (expense)				22,000
Equity Method Investee [Member] | Other Fees Income [Member]
Related Party Transactions (Details) [Line Items]
Total revenues				100,000
Equity Method Investee [Member] | Management Advisory Fees [Member]
Related Party Transactions (Details) [Line Items]
Total revenues				$ 800,000
IPO [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan expenses		$ 250,000
Borrowings amount										$ 144,890
Value of repaid										$ 144,890
Class B Ordinary Share [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)			8,625,000				8,625,000
Class B Ordinary Share [Member] | Founder Shares [Member] | ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)			1,125,000